Stated capital - Financial effect of share repurchase transaction (Details) - ZAR (R) R in Thousands		12 Months Ended
	Apr. 29, 2016	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Stated Capital [Abstract]
Aggregate repurchase consideration	R 474,000			R 473,955
Impact of discounting related to the fiscal 2017 share repurchase transaction (note 25)				(3,222)
Transaction costs capitalized				2,949
Total share repurchase costs		R 73,548	R 18,666	R 473,682